INCOME TAXES (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	25.00%	25.00%	25.00%	25.00%
Operating Loss Carryforwards	$ 1,979,056		$ 890,000	$ 343,000
Valuation Allowance, Commentary			100%
Deferred Tax Assets, Valuation Allowance			$ (509,301)	(206,627)
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount			$ 302,674	$ 116,527